Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component
Share-based compensation expense associated with each component is as follows for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Stock options	535	718	991	953
DSUs	286	246	575	483
RSUs	1,483	750	1,972	1,043
PSUs	139	—	174	—
ESPP	13	19	28	43
	2,456	1,733	3,740	2,522
The following table presents share-based compensation expense by function for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	154	150	244	164
General and administrative	1,304	1,096	1,946	1,595
Sales and marketing	672	73	997	154
Research and development	326	414	553	609
	2,456	1,733	3,740	2,522

Schedule of Changes in Stock Options
The changes in the number of stock options during the six months ended June 30, 2026 and 2025 were as follows:

	2026		2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,019,930	33.78	827,642	34.11
Options granted	—	—	330,727	43.21
Options forfeited	(52,562)	49.28	(101,284)	53.90
Options exercised	(93,327)	1.01	(15,339)	27.83
Options expired	(11,957)	54.82	(9,444)	56.14

Options outstanding – June 30	862,084	36.09	1,032,302	34.98
Options exercisable – June 30	557,997	31.18	537,377	22.87

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
There were no options granted during the six months ended June 30, 2026; the weighted average fair value of share options granted during the six months ended June 30, 2025 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2026	2025
	C$	C$
Weighted average stock price valuation	$—	$43.21
Weighted average exercise price	$—	$43.21
Risk-free interest rate	—%	2.62%
Expected life in years	nil	4.5
Expected dividend yield	—%	—%
Volatility	—%	52%
Weighted average fair value of options issued	$—	$19.55
The following table is a summary of the Company’s stock options outstanding as at June 30, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	142,052	0.24	0.0001 - 1.09	142,052
8.86 - 11.06	18,500	4.72	8.86 - 11.06	18,500
15.79 - 16.00	83,628	2.32	15.79 - 16.00	83,628
26.43 - 60.00	572,014	3.46	26.43 - 60.00	284,389
60.01 - 95.12	45,890	2.84	60.01 - 95.12	29,428
	862,084	2.81		557,997

The following table is a summary of the Company’s stock options outstanding as at June 30, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.23	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.72	8.86 - 11.06	18,500
15.79 - 16.00	87,401	4.27	15.79 - 16.00	87,401
26.43 - 60.00	619,670	4.46	26.43 - 60.00	169,088
60.01 - 95.12	72,611	3.75	60.01 - 95.12	28,268
	1,032,302	3.68		537,377

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at June 30, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	142,052	0.24	0.0001 - 1.09	142,052
8.86 - 11.06	18,500	4.72	8.86 - 11.06	18,500
15.79 - 16.00	83,628	2.32	15.79 - 16.00	83,628
26.43 - 60.00	572,014	3.46	26.43 - 60.00	284,389
60.01 - 95.12	45,890	2.84	60.01 - 95.12	29,428
	862,084	2.81		557,997

The following table is a summary of the Company’s stock options outstanding as at June 30, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.23	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.72	8.86 - 11.06	18,500
15.79 - 16.00	87,401	4.27	15.79 - 16.00	87,401
26.43 - 60.00	619,670	4.46	26.43 - 60.00	169,088
60.01 - 95.12	72,611	3.75	60.01 - 95.12	28,268
	1,032,302	3.68		537,377

Schedule of Number of DSUs and RSUs Granted
The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2025	173,592
Granted (at C$24.06 - C$30.43 per unit)	12,792
DSUs - June 30, 2026	186,384

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2025	218,306
Granted (at C$23.50 - C$25.00 per unit)	786,620
Released (at C$37.04 - $77.20 per unit)	(53,160)
Forfeited (at C$24.35 - $77.20 per unit)	(26,492)
RSUs - June 30, 2026	925,274
PSUs

The following table presents information on the Company’s PSUs for the years presented:

#
PSUs – December 31, 2025	—
Granted (at C$25.69 per unit)	59,210
PSUs - June 30, 2026	59,210